[Transamerica Life Insurance Company Letterhead]

September 15, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA W

File No. 811-21594, CIK 0001114806

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA W, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual report for the following underlying management investment company: AEGON/Transamerica Series Trust. This filing constitutes the filing of this report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 19, 2005, AEGON/Transamerica Series Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0000778207);

To the extent necessary, these filings are incorporated herein by reference.

Transamerica Life Insurance Company

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith
Assistant General Counsel
Financial Markets Group